Offerings	Nov. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	85,844
Proposed Maximum Offering Price per Unit	154.29
Maximum Aggregate Offering Price	$ 13,244,870.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,829.12
Offering Note	1a. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement to which this exhibit relates shall also cover any additional common shares, no par value (the "Common Shares") of Boyd Group Services Inc. (the "Registrant") that become issuable by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or certain other similar transactions effected without the Registrant's receipt of consideration that result in an increase in the number of outstanding Common Shares. 1b. Represents 85,844 Common Shares issuable pursuant to options granted under the Boyd Group Services Inc. Stock Option Plan that have not yet been exercised. 1c. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) on the basis of $154.29 per share (converted from C$217.62 at an exchange rate of C$1.00 = $0.709 which was the daily average exchange rate reported by the Bank of Canada on November 25, 2025, a date within 5 business days of filing the registration statement to which this exhibit relates), which is the weighted average exercise price of option awards outstanding under the Boyd Group Services Inc. Stock Option Plan as of the date of the registration statement to which this exhibit relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	498,389
Proposed Maximum Offering Price per Unit	159.64
Maximum Aggregate Offering Price	$ 79,562,819.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,987.63
Offering Note	2a. Represents 498,389 Common Shares for future issuance under the Boyd Group Services Inc. Amended and Restated Long Term Incentive Plan and Boyd Group Services Inc. Stock Option Plan. 2b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices of the Common Shares on the New York Stock Exchange on November 25, 2025.